CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 25, 2010	Dec. 26, 2009
Sales	$ 5,169.9		$ 4,703.1	$ 4,426.5
Excise taxes	(1,654.2)		(1,448.7)	(1,394.1)
Net sales	3,515.7	[1]	3,254.4	3,032.4	[1]
Cost of goods sold	(2,049.1)		(1,812.2)	(1,726.9)
Gross profit	1,466.6		1,442.2	1,305.5
Marketing, general and administrative expenses	(1,019.0)		(1,012.5)	(900.8)
Special items, net	(12.3)		(21.3)	(32.7)
Equity income in MillerCoors	457.9		456.1	382.0
Operating income (loss)	893.2		864.5	754.0
Other income (expense), net
Interest expense	(118.7)		(110.2)	(96.6)
Interest income	10.7		10.8	10.7
Other income (expense), net, includes $46.0 gain in 2009 on related party transaction, see Note 4	(11.0)		43.9	49.4
Total other income (expense), net	(119.0)		(55.5)	(36.5)
Income from continuing operations before income taxes	774.2		809.0	717.5
Income tax benefit (expense)	(99.4)		(138.7)	14.7
Net income (loss) from continuing operations	674.8		670.3	732.2
Income (loss) from discontinued operations, net of tax	2.3		39.6	(9.0)
Net income (loss) including noncontrolling interest	677.1		709.9	723.2
Less: Net income attributable to noncontrolling interests	(0.8)		(2.2)	(2.8)
Net income (loss) attributable to Molson Coors Brewing Company	676.3		707.7	720.4
Basic net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations (in dollars per share)	$ 3.65		$ 3.59	$ 3.96
From discontinued operations (in dollars per share)	$ 0.01		$ 0.21	$ (0.05)
Basic net income (loss) attributable to Molson Coors Brewing Company per share (in dollars per share)	$ 3.66		$ 3.80	$ 3.91
Diluted net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations (in dollars per share)	$ 3.62		$ 3.57	$ 3.92
From discontinued operations (in dollars per share)	$ 0.01		$ 0.21	$ (0.05)
Diluted net income (loss) attributable to Molson Coors Brewing Company per share (in dollars per share)	$ 3.63		$ 3.78	$ 3.87
Weighted average shares - basic (in shares)	184.9		185.9	184.4
Weighted average shares - diluted (in shares)	186.4		187.3	185.9
Amounts attributable to Molson Coors Brewing Company
Net income (loss) from continuing operations	674.0		668.1	729.4
Income (loss) from discontinued operations, net of tax	2.3		39.6	(9.0)
Net income (loss) attributable to Molson Coors Brewing Company	$ 676.3		$ 707.7	$ 720.4

[1]	Represents intersegment sales from the U.K. segment to the MCI segment, which began in 2011.